Reclamation and Closure Cost Provision (Tables)	12 Months Ended
Dec. 31, 2021
Reclamation Obligation [Abstract]
Disclosure of Detailed Information about Reclamation Obligation

	USA	Mexico	Brazil	Canada	Total
Balance – December 31, 2019	$22,335	$—	$7,894	$—	$30,229
Assumed in Leagold Acquisition (note 5(e))	—	32,878	29,360	—	62,238
Accretion	185	179	1,845	—	2,209
Change in estimates	4,662	16,634	10,241	—	31,537
Reclamation expenditures	(71)	(49)	(276)	—	(396)
Foreign exchange gain	—	—	(5,026)	—	(5,026)
Balance – December 31, 2020	27,111	49,642	44,038	—	120,791
Assumed in Premier Acquisition (note 5(a))	—	11,850	—	1,631	13,481
Disposals	—	—	(7,895)	—	(7,895)
Accretion	362	3,715	2,434	24	6,535
Change in estimates	1,001	(18,943)	410	924	(16,608)
Reclamation expenditures	—	(277)	(409)	—	(686)
Reclassified to assets held for sale (note 9)	—	(11,863)	—	—	(11,863)
Foreign exchange gain	—	(2,221)	(2,372)	(14)	(4,607)
Balance – December 31, 2021	$28,474	$31,903	$36,206	$2,565	$99,148

At December 31				2021	2020
Classified and presented as:
Current(1)				$3,583	$3,688
Non-current				95,565	117,103
Total reclamation and closure cost provision				$99,148	$120,791
(1)    Included in other current liabilities.